Measurement categories, credit risk and maturity analysis of financial instruments (Detail 2) - CHF (SFr) SFr in Billions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		SFr 849.1	SFr 903.7
Collateral
Cash collateral received		17.2	18.9
Collateralized by securities		247.1	210.9
Secured by real estate		161.3	159.4
Other collateral	[1]	30.8	28.4
Credit enhancements
Netting		112.7	149.6
Credit derivative contracts		1.1	5.7
Guarantees		5.8	6.8
Exposure to credit risk after collateral and credit enhancements		273.2	324.0
Increase in loans collateralized by cash due to alignment of collateral allocation process		4.5
Decrease in loans secured by securities due to alignment of collateral allocation process		4.5
Total maximum exposure to credit risk reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		778.5	822.4
Collateral
Cash collateral received		16.1	17.4
Collateralized by securities		229.8	194.9
Secured by real estate		160.1	158.2
Other collateral	[1]	20.1	17.7
Credit enhancements
Netting		112.7	149.6
Credit derivative contracts		0.0	0.7
Guarantees		1.3	1.8
Exposure to credit risk after collateral and credit enhancements		238.4	282.1
Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		568.4	562.5
Collateral
Cash collateral received		16.1	17.4
Collateralized by securities		216.0	186.9
Secured by real estate		160.1	158.2
Other collateral	[1]	20.1	17.7
Credit enhancements
Netting		12.5	15.1
Credit derivative contracts		0.0	0.1
Guarantees		1.3	1.8
Exposure to credit risk after collateral and credit enhancements		142.3	165.2
Balances with central banks
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		87.1	107.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		87.1	107.1
Due from banks
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	13.7	13.2
Collateral
Collateralized by securities	[2]	0.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2]	13.6	13.2
Cash collateral on securities borrowed
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		12.4	15.1
Collateral
Collateralized by securities		12.2	14.8
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.2	0.3
Reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		77.2	66.2
Collateral
Collateralized by securities		72.8	62.5
Other collateral	[1]	4.2	3.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.2	0.5
Cash collateral receivables on derivative instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[3],[4]	23.4	26.7
Credit enhancements
Netting	[3],[4]	12.5	15.1
Exposure to credit risk after collateral and credit enhancements	[3],[4]	11.0	11.5
Loans
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[5]	319.6	306.3
Collateral
Cash collateral received	[5]	16.1	17.4
Collateralized by securities	[5]	111.4	99.6
Secured by real estate	[5]	160.1	158.2
Other collateral	[1],[5]	15.9	14.6
Credit enhancements
Credit derivative contracts	[5]	0.0	0.1
Guarantees	[5]	1.3	1.8
Exposure to credit risk after collateral and credit enhancements	[5]	14.8	14.6
Financial assets held to maturity
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		9.2	9.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		9.2	9.3
Other assets
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		25.8	18.6
Collateral
Collateralized by securities		19.5	10.0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6.3	8.7
Total financial assets measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		210.1	259.9
Collateral
Cash collateral received		0.0	0.0
Collateralized by securities		13.8	7.9
Secured by real estate		0.0	0.0
Other collateral	[1]	0.0	0.0
Credit enhancements
Netting		100.2	134.5
Credit derivative contracts		0.0	0.6
Guarantees		0.0	0.0
Exposure to credit risk after collateral and credit enhancements		96.1	116.9
Positive replacement values
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[4]	118.2	158.4
Collateral
Collateralized by securities	[4]	4.0	5.3
Credit enhancements
Netting	[4]	100.2	134.5
Exposure to credit risk after collateral and credit enhancements	[4]	14.0	18.6
Trading portfolio assets - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[6],[7]	25.6	21.8
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[6],[7]	25.6	21.8
Financial assets designated at fair value - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[8]	58.4	64.8
Collateral
Collateralized by securities	[8]	9.8	2.6
Credit enhancements
Credit derivative contracts	[8]		0.6
Exposure to credit risk after collateral and credit enhancements	[8]	48.5	61.6
Financial assets available for sale - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		7.9	14.9
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[8]	7.9	14.9
Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		70.6	81.3
Collateral
Cash collateral received		1.0	1.5
Collateralized by securities		17.4	16.1
Secured by real estate		1.2	1.1
Other collateral	[1]	10.7	10.6
Credit enhancements
Netting		0.0	0.0
Credit derivative contracts		1.0	4.9
Guarantees		4.4	5.1
Exposure to credit risk after collateral and credit enhancements		34.8	41.9
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[9]	18.8	16.7
Collateral
Cash collateral received	[9]	1.0	1.4
Collateralized by securities	[9]	2.1	2.0
Secured by real estate	[9]	0.2	0.2
Other collateral	[1],[9]	1.2	1.2
Credit enhancements
Credit derivative contracts	[9]		0.1
Guarantees	[9]	3.0	3.0
Exposure to credit risk after collateral and credit enhancements	[9]	11.3	8.8
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[9]	39.1	54.4
Collateral
Cash collateral received	[9]		0.1
Collateralized by securities	[9]	2.8	3.9
Secured by real estate	[9]	1.1	1.0
Other collateral	[1],[9]	9.5	9.5
Credit enhancements
Credit derivative contracts	[9]	1.0	4.8
Guarantees	[9]	1.4	2.0
Exposure to credit risk after collateral and credit enhancements	[9]	23.3	33.1
Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		12.7	10.2
Collateral
Collateralized by securities		12.4	10.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.3	0.0
UBS AG
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		851.4	904.5
Collateral
Cash collateral received		18.9	19.4
Collateralized by securities		247.1	210.9
Secured by real estate		161.3	159.4
Other collateral	[1]	30.8	28.4
Credit enhancements
Netting		112.7	149.6
Credit derivative contracts		1.1	5.7
Guarantees		5.8	6.8
Exposure to credit risk after collateral and credit enhancements		273.7	324.3
Increase in loans collateralized by cash due to alignment of collateral allocation process		4.5
Decrease in loans secured by securities due to alignment of collateral allocation process		4.5
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		780.8	823.2
Collateral
Cash collateral received		17.9	17.9
Collateralized by securities		229.8	194.9
Secured by real estate		160.1	158.2
Other collateral	[1]	20.1	17.7
Credit enhancements
Netting		112.7	149.6
Credit derivative contracts		0.0	0.7
Guarantees		1.3	1.8
Exposure to credit risk after collateral and credit enhancements		238.9	282.3
UBS AG | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		570.6	563.2
Collateral
Cash collateral received		17.9	17.9
Collateralized by securities		216.0	186.9
Secured by real estate		160.1	158.2
Other collateral	[1]	20.1	17.7
Credit enhancements
Netting		12.5	15.1
Credit derivative contracts		0.0	0.1
Guarantees		1.3	1.8
Exposure to credit risk after collateral and credit enhancements		142.7	165.3
UBS AG | Balances with central banks
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		87.1	107.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		87.1	107.1
UBS AG | Due from banks
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[2]	13.7	13.1
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2]	13.6	13.1
UBS AG | Cash collateral on securities borrowed
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		12.4	15.1
Collateral
Collateralized by securities		12.2	14.8
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.2	0.3
UBS AG | Reverse repurchase agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		77.2	66.2
Collateral
Collateralized by securities		72.8	62.5
Other collateral	[1]	4.2	3.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0.2	0.5
UBS AG | Cash collateral receivables on derivative instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[3],[4]	23.4	26.7
Credit enhancements
Netting	[3],[4]	12.5	15.1
Exposure to credit risk after collateral and credit enhancements	[3],[4]	11.0	11.5
UBS AG | Loans
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[5]	321.7	307.0
Collateral
Cash collateral received	[5]	17.9	17.9
Collateralized by securities	[5]	111.4	99.6
Secured by real estate	[5]	160.1	158.2
Other collateral	[1],[5]	15.9	14.6
Credit enhancements
Credit derivative contracts	[5]	0.0	0.1
Guarantees	[5]	1.3	1.8
Exposure to credit risk after collateral and credit enhancements	[5]	15.1	14.8
UBS AG | Financial assets held to maturity
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		9.2	9.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		9.2	9.3
UBS AG | Other assets
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		25.8	18.6
Collateral
Collateralized by securities		19.5	10.0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6.3	8.7
UBS AG | Total financial assets measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		210.2	260.0
Collateral
Cash collateral received		0.0	0.0
Collateralized by securities		13.8	7.9
Secured by real estate		0.0	0.0
Other collateral	[1]	0.0	0.0
Credit enhancements
Netting		100.2	134.5
Credit derivative contracts		0.0	0.6
Guarantees		0.0	0.0
Exposure to credit risk after collateral and credit enhancements		96.2	117.0
UBS AG | Positive replacement values
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[4]	118.2	158.4
Collateral
Collateralized by securities	[4]	4.0	5.3
Credit enhancements
Netting	[4]	100.2	134.5
Exposure to credit risk after collateral and credit enhancements	[4]	14.0	18.6
UBS AG | Trading portfolio assets - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[6],[7]	25.7	21.9
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[6],[7]	25.7	21.9
UBS AG | Financial assets designated at fair value - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[8]	58.4	64.8
Collateral
Collateralized by securities	[8]	9.8	2.6
Credit enhancements
Credit derivative contracts	[8]	0.0	0.6
Exposure to credit risk after collateral and credit enhancements	[8]	48.5	61.6
UBS AG | Financial assets available for sale - debt instruments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		7.9	14.9
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[8]	7.9	14.9
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		70.6	81.3
Collateral
Cash collateral received		1.0	1.5
Collateralized by securities		17.4	16.1
Secured by real estate		1.2	1.1
Other collateral	[1]	10.7	10.6
Credit enhancements
Netting		0.0	0.0
Credit derivative contracts		1.0	4.9
Guarantees		4.4	5.1
Exposure to credit risk after collateral and credit enhancements		34.8	41.9
UBS AG | Guarantees
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[9]	18.8	16.7
Collateral
Cash collateral received	[9]	1.0	1.4
Collateralized by securities	[9]	2.1	2.0
Secured by real estate	[9]	0.2	0.2
Other collateral	[1],[9]	1.2	1.2
Credit enhancements
Credit derivative contracts	[9]	0.0	0.1
Guarantees	[9]	3.0	3.0
Exposure to credit risk after collateral and credit enhancements	[9]	11.3	8.8
UBS AG | Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk	[9]	39.1	54.4
Collateral
Cash collateral received	[9]	0.0	0.1
Collateralized by securities	[9]	2.8	3.9
Secured by real estate	[9]	1.1	1.0
Other collateral	[1],[9]	9.5	9.5
Credit enhancements
Credit derivative contracts	[9]	1.0	4.8
Guarantees	[9]	1.4	2.0
Exposure to credit risk after collateral and credit enhancements	[9]	23.3	33.1
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Maximum Exposure To Credit Risk [Line Items]
Maximum exposure to credit risk		12.7	10.2
Collateral
Collateralized by securities			10.2
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		SFr 0.2	SFr 0.0

[1]	Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights.
[2]	Due from banks includes amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.
[3]
Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

[4]	The amount shown in the netting column represents the netting potential not recognized on the balance sheet. Refer to Note 24 for more information.
[5]
Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. In 2017, we further aligned our collateral allocation processes within Wealth Management Americas to prioritize collateral mainly according to its liquidity profile. This change resulted in increases in loans secured by cash and decreases in loans secured by securities of CHF 4.5 billion.

[6]	Does not include debt instruments held for unit-linked investment contracts and investment fund units.
[7]	These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered.
[8]	Does not include investment fund units. Financial assets designated at fair value collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.
[9]	The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to the “Treasury management” section of this report for more information.